Compensation of the Management Board and the Supervisory Board	12 Months Ended
Dec. 31, 2024
Compensation of the Management Board and the Supervisory Board
Compensation of the Management Board and the Supervisory Board

31.Compensation of the Management Board and the Supervisory Board

Compensation of the Management Board

The total compensation of the members of the Management Board for the fiscal year 2024 amounted to €21,109 (2023: €19,994) and consisted of non-performance-based compensation (including, for example, fringe benefits and cash pension allowances) in the total amount of €8,915 (2023: €6,316), short-term performance-based compensation in the total amount of €7,094 (2023: €6,585) and components with long-term incentive effects (multi-year variable compensation) with a total fair value on the allocation date of €5,100 (2023: €7,093). The components with long-term incentive effects consist of 266,497 Performance Shares allocated under the MB LTIP 2024+ (2023: 219,185 under the MB LTIP 2020). The fringe benefits for the fiscal year 2024 include a cash payment of €416 which was provided as payment for forfeited compensation from a previous employment relationship and of which 50% of the net amount was invested in shares of the Company in line with a contractual agreement.

Under IFRS Accounting Standards, pension expense (service costs) for the members of the Management Board in 2024 amounted to €1,737 (2023: €2,648), expense from long-term incentive share-based compensation plans amounted to €1,757 (2023: €3,935) and expense for other long-term benefits amounted to €144 (2023: €81). In 2024, no expense for termination benefits incurred (2023: €904) Total compensation expense, in accordance with IFRS Accounting Standards, for the members of the Management Board amounted to €19,647 (2023: €20,469).

As of December 31, 2024, outstanding balances with respect to the members of the Management Board amounted to €18,283 (December 31, 2023: €25,124) and consisted mainly of pension commitments and provisions for performance-based compensation components. Short-term performance-based compensation is linked to the achievement of three financial targets (based on Revenue, Operating income and Net income) and one non-financial target (Sustainability). The individual contractual defined benefit pension commitments provide for pension and survivor benefits as of the time of conclusively ending active work or in case of full or partial reduction in earning capacity, and the amount of such benefits is calculated by reference to the amount of the Management Board member’s most recent base salary. The defined contribution pension commitments, which are designed in the form of external financing as a defined contribution plan with a reinsurance policy, can be paid out after reaching the relevant retirement age either as a one-off payment or optionally in ten annual installments. For information on the terms and conditions of the components with long-term incentive effects see note 23.

The total compensation of former members of the Management Board and the management board of Fresenius Medical Care Management AG amounted to €2,525 (2023: €4,520). As of December 31, 2024, pension obligations, according to IAS 19, towards this group of persons exist in an amount of €58,609 (December 31, 2023: €61,175).

Compensation of the supervisory board

In 2024, the total compensation of the members of the Supervisory Board amounted to €3,002 (2023: €1,297).

In 2023, the compensation of the supervisory board of the Fresenius Medical Care Management AG and the compensation of its committees was, in compliance with article 7 para. 3 of the Articles of Association of the Company valid until the Conversion, charged to the Company; the total compensation of the members of the supervisory board of Fresenius Medical Care Management AG in 2023 amounted to €977.